Convertible Promissory Notes (Details) - USD ($)			12 Months Ended
	Aug. 02, 2024	May 15, 2024	Jun. 30, 2024	Mar. 26, 2024	Mar. 17, 2024	Mar. 15, 2024	Mar. 12, 2024	Mar. 08, 2024	Mar. 06, 2024	Jun. 30, 2023	Jun. 30, 2022
Convertible Promissory Notes [Line Items]
Convertible promissory notes			$ 4,889,074
Issued note payable		$ 2,000,000
Interest expense			95,326
Convertible Debt [Member]
Convertible Promissory Notes [Line Items]
Convertible promissory notes		4,889,074	$ 6,039,074	$ 439,074	$ 500,000	$ 2,000,000	$ 1,000,000	$ 550,000	$ 1,550,000
Interest expense		95,326
Convertible Notes Payable [Member]
Convertible Promissory Notes [Line Items]
Converted price (in Dollars per share)			$ 10.8
Interest rate			8.00%
Maturity date			Dec. 31, 2024
Subsequent Event [Member]
Convertible Promissory Notes [Line Items]
Converted price (in Dollars per share)	$ 10.8
converted shares (in Shares)	464,838
Maximum [Member]
Convertible Promissory Notes [Line Items]
Issued note payable		850,000
Minimum [Member]
Convertible Promissory Notes [Line Items]
Issued note payable		$ 2,000,000